Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash		$ 334,969	$ 1,547
Deposit		0	1,308,830
HST receivable		551	28,361
Prepaid expenses		132,031	592,473
Total current assets		467,551	1,931,211
Construction in progress		1,566,316	1,540,918
Land		0	143,201
Office equipment		2,435	3,978
Investments		6,711,289	4,193,597
Intangible assets		0	1,834,176
Goodwill		0	6,370,333
Total Assets		8,747,591	16,017,414
Current liabilities
Accounts payable and accrued expenses		2,447,848	902,854
Accounts payable related party		380,413	154,291
Accrued interest	[1]	96,477	27,630
Accrued legal settlement	[2]	190,000	190,000
Accrued expense - related party	[3]	756,738	606,356
Notes payable current		8,728,749	2,800,559
Convertible notes - net of discount		997,558	552,603
Derivative liability		3,676,649	0
Loan payable - related party		274,758	427,805
Total current liabilities		17,549,190	5,662,098
Notes payable - long-term		0	5,501,118
Total Liabilities		17,549,190	11,163,216
Commitments and contingencies		0	0
Stockholders' Equity
Common stock, $0.0001 par value; 300,000,000 shares authorized, 46,986,794 and 36,486,999 issued and outstanding as of December 31, 2020 and December 31, 2019, respectively		4,699	3,649
Treasury stock, 133,200 and 133,200 shares as of December 31, 2020 and		(13)	(13)
Additional paid-in capital		68,336,249	61,619,415
Retained earnings (deficit)		(77,331,820)	(57,441,549)
Accumulated other comprehensive income (loss)		(345,714)	137,696
Total Stockholders' Equity (Deficit)		(8,801,599)	4,854,198
Total Liabilities and Stockholders' (Equity)		8,747,591	16,017,414
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock value		60,000	60,000
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock value		$ 475,000	$ 475,000

[1]	Represents interest accrued on the outstanding convertible notes and other notes -see Note 12, Notes Payables)
[2]	The Company had previously been a party to an action filed by Gary M. Cohen, a former officer and director of the Company in 2014. In March 2015, the Company entered into a Settlement Agreement with Mr. Cohen wherein the Company agreed to repurchase 2,250,000 shares of its Common Stock from Mr. Cohen in consideration for $350,000. Mr. Cohen passed away while there was a remaining balance of $190,000 remaining to be paid in accordance with the Settlement Agreement. The Company has taken the position that his death has discharged any obligation the Company might have to make the balance of the payments. The Company has not received any demand for payment or otherwise been involved in any attempt to collect this balance for a period of greater than two years prior to the date of this Report.
[3]	Accrued expense related parties of $756,738 is comprised of bonuses and fees due to current and former directors and officers of the Company. As of December 31, 2020, and December 31, 2019, there was $150,000 due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.